Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Entity Registrant Name	MAGNA INTERNATIONAL INC
Entity Central Index Key	0000749098
Current Fiscal Year End Date	--12-31
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Common Stock, Shares Outstanding	300,534,534
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes